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                                     1998

                              SEMIANNUAL REPORT

                               October 31, 1998

                                   National

                                Investors Cash

                                  Management

                                  Fund, Inc.

              .................................................

                Three money market portfolios to choose from:

                          Kennedy Cabot Money Market

                        Kennedy Cabot U.S. Government

                           Kennedy Cabot Municipal


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                 NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

                   BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


DIRECTORS

RICHARD W. DALRYMPLE
President of
Teamwork Mgmt., Inc.

CAROLYN B. LEWIS
President of
The CBL Group

ANTHONY J. PACE
President/CEO of
A.J. Pace & Co. Inc.

JAMES F. RITTINGER
Partner
Satterlee Stephens
Burke & Burke LLP

THEODORE ROSEN
Chairman
U.S. Energy Systems, Inc.



EXECUTIVE OFFICERS

GEORGE A. RIO*
President, Treasurer
and Chief Financial Officer

CHRISTOPHER J. KELLEY*
Vice President and Secretary



*Affiliated person of the Distributor


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                               TABLE OF CONTENTS

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        Statements of Assets and Liabilities.......................         4

        Statements of Operations...................................         5

        Statements of Changes in Net Assets........................         6

        Financial Highlights.......................................         7

        Notes to Financial Statements..............................         8




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NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1998 (UNAUDITED)


                                                   KENNEDY        KENNEDY
                                                    CABOT          CABOT         KENNEDY
                                                   MONEY           U.S.           CABOT
                                                   MARKET       GOVERNMENT      MUNICIPAL
                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO

ASSETS
  Investments in securities, at value
     (Note 4)                                  $      99,955  $         ---  $         ---
  Cash                                                   517            996            996
                                               -------------  -------------  -------------
    TOTAL ASSETS                                     100,472            996            996

LIABILITIES
  Dividends payable to shareholders                       30            ---             ---
                                                -------------  -------------  -------------
    TOTAL LIABILITIES                                     30            ---             ---
                                                -------------  -------------  -------------

NET ASSETS                                     $     100,442  $         996  $         996
                                               =============  =============  =============

Net assets consist of:
Paid-in capital                                $     100,442  $         996  $         996
                                               -------------  -------------  -------------
Net assets, at value                           $     100,442  $         996  $         996
                                               =============  =============  =============


Shares outstanding ($.0001 par value
  common stock, 60 billion, 20 billion,
  and 20 billion shares authorized,
  respectively)                                      100,442            996            996
                                               =============  =============  =============

Net asset value, redemption price and
  offering price per share (Note 2)            $        1.00  $        1.00  $        1.00
                                               =============  =============  =============



PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                             4

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NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 1998* (UNAUDITED)


                                                  KENNEDY        KENNEDY
                                                   CABOT          CABOT         KENNEDY
                                                   MONEY          U.S.           CABOT
                                                  MARKET       GOVERNMENT      MUNICIPAL
                                                 PORTFOLIO      PORTFOLIO      PORTFOLIO
INVESTMENT INCOME
  Interest income                             $       2,163  $         158  $         158
                                              -------------  -------------  -------------

EXPENSES
  Investment management fees (Note 3)                   140             12              9
  Shareholder servicing fees (Note 3)                    80              6              4
  Transfer agent fees (Note 3)                           80              7              7
  Administration fees (Note 3)                           40              4              4
  Registration fees                                   2,175          2,175          2,175
  Professional fees                                   4,297             44             44
  Directors' fees                                     6,306          6,306          6,306
  Other expenses                                        307            307            307
                                              -------------  -------------  -------------
  TOTAL EXPENSES                                     13,425          8,861          8,856

Fees waived / expenses reimbursed by the
  Investment Manager and its affiliates
  (Note 3)                                          (13,425)        (8,861)        (8,856)
                                              -------------  -------------  -------------
  NET EXPENSES                                            0              0              0
                                              -------------  -------------  -------------

NET INVESTMENT INCOME, REPRESENTING
  NET INCREASE FROM OPERATIONS                $       2,163  $         158  $         158
                                              =============  =============  =============


* Each portfolio commenced operations on May 20, 1998.


PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                             5

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NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED OCTOBER 31, 1998* (UNAUDITED)



                                                 KENNEDY           KENNEDY
                                                  CABOT             CABOT            KENNEDY
                                                  MONEY              U.S.             CABOT
                                                  MARKET          GOVERNMENT        MUNICIPAL
                                                PORTFOLIO         PORTFOLIO         PORTFOLIO
OPERATIONS:
  Net investment income, representing net
    increase in net assets from operations   $        2,163    $          158    $         158
                                             --------------    --------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                         (2,163)             (158)            (158)
                                             --------------    --------------    -------------

CAPITAL SHARE TRANSACTIONS
  ($1.00 PER SHARE):
  Proceeds from shares sold                          48,317               ---              ---
  Shares issued in reinvestment of dividends          2,133               158              158
  Payments for shares redeemed                           (8)          (24,162)         (24,162)
                                             --------------    --------------    -------------
Net increase (decrease) in net assets from
  capital share transactions                         50,442           (24,004)         (24,004)
                                             --------------    --------------    -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS              50,442           (24,004)         (24,004)

NET ASSETS:
  Beginning of period                                50,000            25,000           25,000
                                             --------------    --------------    -------------
  End of period                              $      100,442    $          996    $         996
                                             ==============    ==============    =============



* Each portfolio commenced operations on May 20, 1998.

PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                                             6

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NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
FINANCIAL HIGHLIGHTS
FOR THE PERIOD ENDED OCTOBER 31, 1998* (UNAUDITED)

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the period indicated. This information has been derived from each Portfolio's financial statements


                                    KENNEDY CABOT        KENNEDY CABOT      KENNEDY CABOT
                                     MONEY MARKET       U.S. GOVERNMENT       MUNICIPAL
                                      PORTFOLIO            PORTFOLIO          PORTFOLIO
                                   ---------------      ---------------    ---------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning
    of period                      $         1.000      $         1.000    $         1.000
                                   ---------------      ---------------    ---------------

  Net investment income                      0.025                0.006              0.006
                                   ---------------      ---------------    ---------------

  Distributions from net
    investment income                       (0.025)              (0.006)            (0.006)
                                   ---------------      ---------------    ---------------

  Net asset value, end
    of period                      $         1.000      $         1.000    $         1.000
                                   ---------------      ---------------    ---------------
                                   ---------------      ---------------    ---------------

RATIOS
  Ratio of expenses to average
    net assets **                              ---                  ---                ---

  Ratio of net investment income
    to average net assets**                   5.51%(A)             4.91%(A)           4.91%(A)

  Decrease reflected in above net
    expense ratio due to waivers/
    reimbursements by the
    Investment Manager and
    its affiliates (Note 3)                  34.21%(A)           275.50%(A)         275.35%(A)

SUPPLEMENTAL DATA
  Total investment return(B)                  5.57%(A)             1.40%(A)           1.40%(A)

  Net assets, end of period        $       100,442      $           996     $          996
                                   ===============      ===============     ==============


*        Each portfolio commenced operations on May 20, 1998.

** The average net assets for the period ended October 31, 1998, were $86,798 for the Money Market Portfolio; $7,115 for the U.S. Government Portfolio; and $7,115 for the Municipal Portfolio.

(A)      Annualized.

(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                                                                             7

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NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - FOR THE PERIOD ENDED OCTOBER 31, 1998
(UNAUDITED)

NOTE 1 - ORGANIZATION

National Investors Cash Management Fund, Inc. (the "Fund") was organized as a Maryland corporation on August 19, 1996. The Fund is registered as an open-end, diversified management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"), and the Securities Act of 1933, as amended, and currently has three investment portfolios. The investment objective of each of the Kennedy Cabot Money Market Portfolio ("Money Market Portfolio"), the Kennedy Cabot U.S. Government Portfolio ("U.S. Government Portfolio") and the Kennedy Cabot Municipal Portfolio ("Municipal Portfolio") is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors federally tax-exempt income by investing primarily in municipal securities. The Fund had no operations until May 20, 1998 (when operations commenced for all Portfolios) other than matters relating to its organization and the sale and issuance of 60,000 shares of the Money Market Portfolio and 20,000 shares each of the U.S. Government Portfolio and the Municipal Portfolio to FDI Distribution Services, Inc., an affiliate of the the Fund's distributor, Funds Distributor, Inc.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value -- It is each Portfolio's policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation -- Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.


                                                                             8

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NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - FOR THE PERIOD ENDED OCTOBER 31, 1998 (CONTINUED) (UNAUDITED)

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to Shareholders -- Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses -- Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses which are applicable to all Portfolios are allocated on a pro rata basis.

Use of Estimates -- The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes -- It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.


                                                                             9

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NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - FOR THE PERIOD ENDED OCTOBER 31, 1998 (CONTINUED) (UNAUDITED)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended April 30) plus undistributed amounts from prior years.

NOTE 3 - INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with Waterhouse Asset Management, Inc. (the "Investment Manager"), an indirect wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. The Investment Manager agreed to waive a portion of its fee payable by the Municipal Portfolio through January 31, 2000, so that the actual fee payable annually by such Portfolio during such period will be equal to .25 of 1% of its average daily net assets. For the period ended October 31, 1998, the Investment Manager voluntarily waived its entire management fee of $140, $12 and $9 for the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio, respectively.

Waterhouse Securities, Inc. ("Waterhouse Securities"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, each Portfolio pays Waterhouse Securities a monthly fee at an annual rate of .10 of 1% of each Portfolio's average daily net assets. For the period ended October 31, 1998, Waterhouse Securities voluntarily waived its entire administration fee of $40, $4 and $4 for the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio, respectively.

Waterhouse Securities has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that each Portfolio pays Waterhouse Securities a monthly fee at an annual rate of up to
 .25 of 1% of average daily net assets. Waterhouse
Securities has agreed to limit the annual fee payable through January 31, 2000 under the Shareholder Servicing Plan so as not to exceed .20 of 1% of average daily net assets in the case of the Money Market Portfolio, .17 of 1% of average daily net assets in the case of the U.S. Government Portfolio, and
 .11 of 1% of average daily net assets in the case of the Municipal Portfolio. For the period ended October 31, 1998, Waterhouse Securities voluntarily waived its entire shareholder service fee of $80, $6, and $4 for the Money Market Portfolio, U.S. Government Portfolio, and the Municipal Portfolio, respectively.

                                                                            10

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NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - FOR THE PERIOD ENDED OCTOBER 31, 1998 (CONTINUED) (UNAUDITED)

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, each Portfolio pays the Transfer Agent a monthly fee at an annual rate of .20 of 1% of average daily net assets. For the period ended October 31, 1998, the Transfer Agent voluntarily waived its entire transfer agent fee of $80, $7 and $7 for the Money Market Portfolio, U.S. Government Portfolio, and the Municipal Portfolio, respectively.

Each Director who is not an "interested person" ("disinterested Director") as defined in the Act is entitled to a base annual retainer of $12,000, payable quarterly. Each disinterested Director who serves on the Board of Directors of a "Fund Complex" (which includes the Fund and Waterhouse Investors Family of Funds, Inc.), is entitled to a supplemental annual retainer of $5,000, payable quarterly.

Additionally, each disinterested Director of the Fund Complex is entitled to a fee of $2,000 for each meeting attended from the Fund Complex. In the event that meetings of the Fund Complex are held on the same day or concurrently, such meeting is considered a single meeting and the meeting fee is allocated between the funds in the Fund Complex.

NOTE 4 - INVESTMENTS

At October 31, 1998, the Money Market Portfolio held the following security:

         Federal Home Loan Mortgage Corporation, par value $100,000, 5.04%, due November 4, 1998, value at amortized cost -- $99,955

The cost of this security for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

NOTE 5 - SUBSEQUENT EVENT

The Investment Manager or its affiliates intend to waive fees and/or reimburse expenses so that each Portfolio's annual expense ratio will not exceed 0.75% for the Money Market Portfolio, 0.75% for the U.S. Government Portfolio, and 0.74% for the Municipal Portfolio through January 31, 2000.

                                                                            11

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